Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy.

We identify and assess material risks from cybersecurity threats to our information systems and the information residing in our information systems by monitoring and evaluating our threat environment on an ongoing basis using a variety of methods, including manual and automated tools, third-party reports and services, threat analysis, scans of the threat environment and risk assessments.

We manage material risks from cybersecurity threats through various processes and procedures, including, depending on the environment, risk assessment, incident detection and response, vulnerability management, disaster recovery and business continuity planning, internal controls within our accounting and financial reporting functions, encryption of data, network security controls, access controls, physical security, asset management, systems monitoring and employee training. We also engage third-party service providers in certain areas of our information systems environment. Depending on the nature and extent of the services provided, the sensitivity and quantity of information processed and the identity of the provider, our processes may include conducting due diligence on the provider’s cybersecurity practices and contractually imposing cybersecurity-related obligations.

We have developed and implemented a cybersecurity risk management program intended to protect the confidentiality, integrity and availability of our critical systems and information. Our cybersecurity risk management program is aligned with our business strategy and shares common methodologies, reporting channels and governance processes with other areas of enterprise risk, including legal, compliance, strategic, operational and financial risk. Key elements of our cybersecurity risk management program include:

●	risk assessments designed to help identify material cybersecurity risks to our critical systems, information, products, services and broader information technology environment
●	the use of external service providers, where appropriate, to assess, test or otherwise assist with aspects of our security controls
●	training and awareness programs for team members that include periodic and ongoing assessments to drive adoption and awareness of cybersecurity processes and controls
●	a cybersecurity incident response plan that includes procedures for responding to cybersecurity incidents
●	a third-party risk management process for service providers, suppliers and vendors.

As of the date of this annual report, we have not experienced any material cybersecurity incidents and expenses incurred from cybersecurity incidents were immaterial.

Cybersecurity Risk Management Processes Integrated [Text Block]	We have developed and implemented a cybersecurity risk management program intended to protect the confidentiality, integrity and availability of our critical systems and information.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

We identify and assess material risks from cybersecurity threats to our information systems and the information residing in our information systems by monitoring and evaluating our threat environment on an ongoing basis using a variety of methods, including manual and automated tools, third-party reports and services, threat analysis, scans of the threat environment and risk assessments.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	We have developed and implemented a cybersecurity risk management program intended to protect the confidentiality, integrity and availability of our critical systems and information.